Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions

18.Provisions

	As at December 31
(in EUR 000)	2024	2023
Provision for constructive obligation	672	—
Other provisions	328	185
Total provisions	1,000	185

As at December 31, 2024, the Company has a constructive obligation related to the ongoing replenishment of certain consumable components, based on business practices and customer expectations.